STOCKHOLDERS' EQUITY (Details 4)	6 Months Ended			12 Months Ended
	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Stock Options Lower Range	Jun. 30, 2013 Stock Options Upper Range	Dec. 31, 2012 Company Options	Dec. 31, 2011 Company Options	Dec. 31, 2012 Company Options Lower Range	Dec. 31, 2011 Company Options Lower Range	Dec. 31, 2012 Company Options Upper Range	Dec. 31, 2011 Company Options Upper Range
Risk-free interest rate		0.65%	1.42%			0.61%	0.91%	2.23%	2.54%
Expected Volatility		33.35%	45.76%			40.77%	37.92%	46.01%	40.48%
Expected term		5 years	6 years 3 months			5 years	5 years 6 months	6 years 3 months	6 years 3 months
Expected dividend yield	0.00%			0.00%	0.00%